Long-Term Debt, Net, SoftBank Debt Financing and Interest Expense (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term debt, net
Long-term debt, net consists of the following:

	Maturity Year	Interest Rate	December 31, 2022	December 31, 2021
(Amounts in millions, except percentages)
7.875% Senior Notes:
Outstanding principal balance	2025	7.875%	$669	$669
Less: unamortized debt issuance costs			(7)	(9)
Total 7.875% Senior Notes, net			662	660
Junior LC Tranche (Note 26):
Outstanding principal balance(1)	2025	9.593%	350	—
Less: unamortized debt issuance costs			(7)	—
Total Junior LC Tranche, net			343	—
Other Loans:
Outstanding principal balance	2023 - 2026	3.3% - 20.9%	25	35
Less: current portion of Other Loans (See Note 15)			(22)	(29)
Total non-current portion Other Loans, net			3	6
Total long-term debt, net			$1,008	$666

(1)As of December 31, 2022, the reimbursement obligations under the Junior LC Tranche bear interest at the Term SOFR Rate with a floor of 0.75%, plus 6.50%. In February 2023, the Credit Agreement was amended to, among other things, increase the Junior LC Tranche to $470 million and extend the termination to March 2025 and increase the interest on the reimbursement obligations under the Junior LC Tranche to the Term SOFR Rate plus 9.90%, See Note 26 for details on amendment to the Credit Agreement.
Principal maturities	Combined aggregate principal payments for current and long-term debt as of December 31, 2022 are as follows:

(Amounts in millions)	Long-term debt	5.00% Senior Notes	Total Long-Term Debt and SoftBank Debt Financing
2023	$22	$—	$22
2024	2	—	2
2025	1,019	2,200	3,219
2026	1	—	1
2027	—	—	—
2028 and beyond	—	—	—
Total minimum payments	$1,044	$2,200	$3,244

Interest expense	The Company recorded the following Interest expense in the Consolidated Statements of Operations:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Interest expense on long-term debt and SoftBank debt financing:
5.00% Senior Notes	$110	$99	$15
2020 LC Facility and LC Debt Facility (Note 26)	85	82	70
7.875% Senior Notes	53	53	53
Other	9	11	21
Total interest expense on long-term debt	257	245	159
Deferred financing costs amortization (Note 14):
SoftBank unsecured deferred financing costs	106	106	80
SoftBank LC deferred financing costs(1)	144	101	90
Other debt financing costs	9	3	2
Total deferred financing costs amortization	259	210	172
Total interest expense	$516	$455	$331

(1)The year ended December 31, 2022 included $58 million of deferred financing costs expensed in connection with the amendments to the Credit Agreement (as discussed in Note 26).